Ordinary shares (Details)	1 Months Ended
	Jun. 30, 2020 shares	May 31, 2020 shares	May 31, 2019 shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2016 shares	May 31, 2014 shares	Mar. 31, 2014 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00002
RSUs and share options
Ordinary shares
Ordinary shares reserved for issuance								139,186,246	137,075,214
Ordinary shares | Huang River Investment Limited | Transaction with Tencent
Ordinary shares
Shares Issued							351,678,637
Class A ordinary shares | IPO
Ordinary shares
Shares Issued						166,120,400
Class A ordinary shares | Huang River Investment Limited
Ordinary shares
Shares Issued		2,938,584	8,127,302
Class A ordinary shares | Huang River Investment Limited | Private Placement
Ordinary shares
Shares Issued						139,493,960
Class A ordinary shares | Newheight Holdings Ltd | Transaction with Walmart
Ordinary shares
Shares Issued					144,952,250
Class A ordinary shares | Google LLC
Ordinary shares
Shares Issued				27,106,948
Consideration received after deducting financing charges | ¥				¥ 3,531,870,000
Class A ordinary shares | HKSE
Ordinary shares
Shares Issued	152,912,100